Securities - Held to maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 5,166	$ 6,052
Gross Unrealized Gains	131	35
Gross unrealized Losses	0	(57)
Fair Value	5,297	6,030
Mortgage-backed securities - residential
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	409	458
Gross Unrealized Gains	3	6
Gross unrealized Losses	0	(1)
Fair Value	412	463
State and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,757	5,594
Gross Unrealized Gains	128	29
Gross unrealized Losses	0	(56)
Fair Value	$ 4,885	$ 5,567